Income taxes (Tables)	12 Months Ended
Mar. 31, 2015
Total Income Taxes

Total income taxes for the fiscal years ended March 31, 2013, 2014 and 2015 comprised the following:

	Millions of yen
	2013	2014	2015
Income from continuing operations	¥323,059	¥307,979	¥238,067
Other comprehensive income (loss)	23,828	20,025	15,238

Total income taxes	¥346,887	¥328,004	¥253,305

Reconciliation of Difference of Effective Income Tax Rate and Statutory Income Tax Rate

Reconciliation of the difference of the actual effective income tax rate and the statutory income tax rate of DOCOMO is as follows:

	2013	2014	2015
Statutory income tax rate	38.1%	38.1%	35.8%
Expenses not deductible for tax purposes	0.4	0.1	0.3
Research and other credits	(0.9)	(0.8)	(0.7)
Tax credits of investment in productivity improvement facilities	—	—	(3.6)
Change in valuation allowance	1.5	1.1	2.0
Effect of enacted changes in tax laws and rates	0.3	1.0	3.9
Effect of consolidation of affiliates	0.3	—	—
Effect of outside basis differences of equity method investment	(1.4)	(3.1)	(0.6)
Other	0.5	0.6	(0.1)

Actual effective income tax rate	38.8%	37.0%	37.0%

Significant Components of Deferred Tax Assets and Liabilities

Deferred income taxes result from temporary differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. Significant components of deferred tax assets and liabilities as of March 31, 2014 and 2015 were as follows:

	Millions of yen
	2014	2015
Deferred tax assets:
Investments in affiliates	¥108,244	¥102,665
Property, plant and equipment and intangible assets	74,996	84,347
Liability for employees’ retirement benefits	57,662	56,590
Accrued liabilities for loyalty programs	55,409	39,363
Operating loss carry-forwards	37,566	39,031
Marketable securities and other investments	11,255	11,358
Deferred revenues regarding “Nikagetsu Kurikoshi” and “Packet Kurikoshi”	13,000	10,723
Compensated absences	11,156	10,621
Accrued enterprise tax	11,754	6,970
Inventories	3,373	6,328
Accrued bonus	6,263	5,703
Receivables held for sale	10,276	5,434
Allowance for doubtful accounts	506	3,654
Accrued commissions to agent resellers	3,104	1,945
Asset retirement obligations	1,893	1,755
Other	12,039	13,551

Sub-total deferred tax assets	¥418,496	¥400,038
Less: Valuation allowance	(39,641)	(48,701)

Total deferred tax assets	¥378,855	¥351,337

Deferred tax liabilities:
Investments in affiliates	¥22,980	¥26,692
Unrealized holding gains on available-for-sale securities	19,284	26,204
Identifiable intangible assets	10,033	8,590
Other	4,963	3,473

Total deferred tax liabilities	¥57,260	¥64,959

Net deferred tax assets	¥321,595	¥286,378

Components of Net Deferred Tax Assets

The components of net deferred tax assets included in the consolidated balance sheets as of March 31, 2014 and 2015 were as follows:

	Millions of yen
	2014	2015
Deferred tax assets (Current assets)	¥61,592	¥61,512
Deferred tax assets (Non-current investments and other assets)	269,500	237,427
Other current liabilities	(199)	(29)
Other long-term liabilities	(9,298)	(12,532)

Total	¥321,595	¥286,378

Period Available to Offset Future Taxable Income in Each Tax Jurisdiction

The period available to offset future taxable income varies in each tax jurisdiction as follows:

Millions of yen
2015
Within 5 years	¥11,986
6 to 20 years	104,724
Indefinite periods	26,245

Total	¥142,955